Related party transactions	12 Months Ended
Dec. 31, 2024
Related party transactions
Related party transactions
25	Related party transactions

Except as disclosed in Note 5 to the consolidated financial statements and elsewhere in these consolidated financial statements, there were no transactions nor balances with related parties as of and for the years ended December 31, 2022, 2023 and 2024.